CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (INCOME) LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
NET REVENUES
Total net revenues	$ 81,529	¥ 531,980	¥ 583,909	¥ 531,508
COST OF REVENUES
Total cost of revenues	(59,386)	(387,490)	(388,894)	(338,143)
GROSS PROFIT	22,143	144,490	195,015	193,365
OPERATING EXPENSES
Selling and marketing	(8,024)	(52,355)	(55,721)	(43,751)
General and administrative	(26,710)	(174,283)	(194,417)	(132,718)
Research and development	(874)	(5,703)	(3,793)	(1,513)
Impairment loss	(5,624)	(36,699)	(38,754)
Total operating expenses	(41,232)	(269,040)	(292,685)	(177,982)
OPERATING INCOME (LOSS)	(19,089)	(124,550)	(97,670)	15,383
OTHER INCOME (EXPENSE)
Interest income, net	1,456	9,501	5,379	6,652
Foreign exchange gain, net	150	980	23	372
Other income (loss), net	(191)	(1,244)	396	1,447
Gain from derecognition of liabilities	602	3,926		15,226
Gain on disposal of subsidiaries	115	752
Gain from deregistration of subsidiaries	608	3,967	1,841	2,858
Gain on the bargain purchase	6,172	40,273
Gain from fair value change of contingent consideration payable | ¥			1,322	5,444
Gain on sale of investment available for sale	533	3,476	1,200	1,056
Total other income	9,445	61,631	10,161	33,055
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(9,644)	(62,919)	(87,509)	48,438
Income tax expense	(163)	(1,062)	(12,917)	(3,498)
NET INCOME (LOSS)	(9,807)	(63,981)	(100,426)	44,940
Less: Net loss attributable to non-controlling interests	(194)	(1,269)	(485)	(50)
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	(9,613)	(62,712)	(99,941)	44,990
NET INCOME (LOSS)	(9,807)	(63,981)	(100,426)	44,940
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign translation adjustments	955	6,234	(2,924)	1,304
Unrealized gains on short term investments
Unrealized holding gains arising during period	377	2,458	2,046	776
Less: reclassification adjustment for gains included in net income	449	2,932	1,086	651
Other comprehensive income (loss)	883	5,760	(1,964)	1,429
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (8,924)	¥ (58,221)	¥ (102,390)	¥ 46,369
Net income (loss) per share-basic | (per share)	$ (0.22)	¥ (1.41)	¥ (2.30)	¥ 1.09
Net income (loss) per share-diluted | (per share)	$ (0.22)	¥ (1.41)	¥ (2.30)	¥ 1.08
Weighted average shares used in calculating basic net income (loss) per share	44,372,326	44,372,326	43,505,175	41,342,597
Weighted average shares used in calculating diluted net income (loss) per share	44,372,326	44,372,326	43,505,175	41,671,763
Educational program and services
NET REVENUES
Total net revenues	$ 80,571	¥ 525,727	¥ 582,706	¥ 525,134
COST OF REVENUES
Total cost of revenues	(58,172)	(379,571)	(383,635)	(331,939)
Intellectualized operational services
NET REVENUES
Total net revenues	958	6,253	1,203	6,374
COST OF REVENUES
Total cost of revenues	(1,214)	(7,919)	(5,259)	(6,204)
General and administrative
Share-based compensation expense included in:
Share-based compensation expense	$ 145	¥ 947	¥ 1,624	¥ 8,121